SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2019
Stockholders' Equity Note [Abstract]
Schedule of Assumptions Used to Estimate Fair Value
The fair value of options granted in 2019 was $446. The underlying data used for computing the fair value of the options are as follows:

2019
Value of one ordinary share	$6.08-$7.95
Dividend yield	0%
Expected volatility	74.87%-77.83%
Risk-free interest rate	2.33%-2.75%
Expected term	7 years